Summary of Significant Accounting Policies (Details) - Schedule of Major Assumptions Used in the Binomial Model - $ / shares		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earn-out liability from BeeLive acquisition [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate			4.73%	0.38%
Share price (in Dollars per share)			$ 1.97	$ 5.68
Earn-out liability from SPAC transaction [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability			20.00%	20.00%
Earn-out liability from SPAC transaction [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability			50.00%	50.00%
Earn-out liability from Weiliantong acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.39%
Probability	20.00%		20.00%
Earn-out liability from Weiliantong acquisition [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate			4.73%
Share price (in Dollars per share)	$ 5.13		$ 1.97
Earn-out liability from Weiliantong acquisition [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.73%
Probability	50.00%		50.00%
Warrant Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate		5.58%	4.70%	0.75%
Share price (in Dollars per share)		$ 3.48	$ 1.97	$ 5.68
Volatility		60.00%	68.00%	53.00%